SHORT-TERM CONVERTIBLE DEBT (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Debt Disclosure [Abstract]
The components of the Company’s convertible debt as of January 31, 2022 and 2021 were as follows:

The components of the Company’s debt as of April 30, 2022 and January 31, 2022 were as follows:

	Interest	Default Interest	Conversion	Outstanding Principal at
Maturity Date	Rate	Rate	Price	April 30, 2022	January 31, 2022
Nov 4, 2013*	12%	12%	$1,800,000	$100,000	$100,000
Jan 31, 2014*	12%	18%	$2,400,000	16,000	16,000
July 31, 2013*	12%	12%	$1,440,000	5,000	5,000
Jan 31, 2014*	12%	12%	$2,400,000	30,000	30,000
Nov 12, 2022	8%	12%	(1)	2,400,000	2,400,000
Jan. 13, 2023	12%	22%	(2)	182,400	228,000
Aug. 11, 2022	10%	10%	(3)	220,000	—
Aug 14, 2022	12%	20%	(4)	1,200,000	—
Aug. 25, 2022	12%	20%	(4)	150,000	—
Aug. 25, 2022	12%	20%	(4)	350,000	—
Oct.. 9, 2022	12%	20%	(4)	200,000	—
Oct.. 9, 2022	12%	20%	(4)	200,000	—
Oct. 22, 2022	12%	20%	(4)	440,000	—
Oct. 22, 2022	12%	20%	(4)	110,000	—
Sub-total				5,603,400	2,779,000
Debt Discount				(3,339,672)	(2,131,034)
				$2,263,728	$647,966

__________

*	In default.
(1)	lesser of $ 1.25 or 75 % of offering price if there is an uplisting to a national securities exchange.
(2)	75% of closing bid price on day preceding conversion date in event of default
(3)	convertible at 20% discount of the offering price on company’s uplist to NASDAQ
(4)	convertible upon default at conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion

The components of the Company’s convertible debt as of January 31, 2022 and 2021 were as follows:

	Interest	Default Interest	Conversion	Outstanding Principal at
Maturity Date	Rate	Rate	Price	January 31, 2022	January 31, 2021
Nov 4, 2013*	12%	12%	$1,800,000	$100,000	$100,000
Jan 31, 2014*	12%	18%	$2,400,000	16,000	16,000
July 31, 2013*	12%	12%	$1,440,000	5,000	5,000
Jan 31, 2014*	12%	12%	$2,400,000	30,000	30,000
Oct. 12, 2021	12%	16%	(3)	—	230,000
Nov. 16, 2021	12%	16%	(3)	—	100,000
Nov. 23, 2021	12%	16%	(3)	—	165,000
Nov 12, 2022	8%	12%	(1)	2,400,000	—
Jan. 13, 2023	12%	22%	(2)	228,000	—
Sub-total				2,779,000	646,000
Debt Discount				(2,131,034)	(309,317)
				$647,966	$336,683

__________

*	In default
(1)	lesser of $ 1.25 or 75 % of offering price if there is an uplisting to a national securities exchange.
(2)	75% of closing bid price on day preceding conversion date in event of default
(3)	closing bid price on the day preceding the conversion date in the event of default